Restricted net assets (Condensed Statements of Comprehensive Income/(Loss)) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012
Condensed Consolidated Statements of Comprehensive Income/(Loss), Captions [Line Items]
Revenues	$ 264,978		$ 145,747		$ 87,122
Cost of revenues	(13,844)	[1]	(8,471)	[1]	(10,406)	[1]
Gross profit	251,134		137,276		76,716
Operating (income)/expenses:
Sales and marketing expenses	180,148		84,534		76,422
Research and development expenses	43,676		25,138		18,464
General and administrative expenses	20,633		12,983		13,088
Total operating expenses	244,457	[1]	122,655	[1]	107,974	[1]
Income/(loss) from operations	6,677		14,621		(31,258)
Other income/(expenses):
Interest income	8,527		603		233
Foreign currency exchange gain/(loss), net	(2,510)		548		(62)
Income/(loss) before tax	28,830		19,557		(30,401)
Income tax benefits/(expenses)	(6,186)
Net income/(loss)	22,644		19,557		(30,401)
Accretion to preference shares redemption values			(9,134)		(10,233)
Income attributable to preference shareholders			(1,230)
Net income/(loss) attributable to ordinary shareholders	22,644		9,193		(40,634)
Foreign currency translation adjustment, net of nil tax	396		(570)		(48)
Unrealized loss on available-for-sale securities	(1,111)
Comprehensive income/(loss)	21,929		18,987		(30,449)
Parent Company [Member]
Condensed Consolidated Statements of Comprehensive Income/(Loss), Captions [Line Items]
Revenues
Cost of revenues
Gross profit
Operating (income)/expenses:
Sales and marketing expenses
Research and development expenses
General and administrative expenses	2,856		1,151		553
Share of (income)/loss of subsidiaries and VIE	(19,539)		(19,790)		29,914
Total operating expenses	(16,683)		(18,639)		30,467
Income/(loss) from operations	16,683		18,639		(30,467)
Other income/(expenses):
Interest income	8,390		517		66
Foreign currency exchange gain/(loss), net	(2,429)		401
Income/(loss) before tax	22,644		19,557		(30,401)
Income tax benefits/(expenses)
Net income/(loss)	22,644		19,557		(30,401)
Accretion to preference shares redemption values			(9,134)		(10,233)
Income attributable to preference shareholders			(1,230)
Net income/(loss) attributable to ordinary shareholders	22,644		9,193		(40,634)
Foreign currency translation adjustment, net of nil tax	396		(570)		(48)
Unrealized loss on available-for-sale securities	(1,111)
Comprehensive income/(loss)	$ 21,929		$ 18,987		$ (30,449)

[1]	Share-based compensation expenses were allocated in cost of revenues and operating expenses as follows: